Convertible Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of the Company's Convertible Note Receivable

	Year Ended December 31, 2022

(in thousands)	Fair Value at Dec 31, 2021	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2022

Kutcho	$17,086	$-	$(15,706)	$(1,380)	$-

	Year Ended December 31, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2021

Kutcho	$11,353	$-	$-	$5,733	$17,086